Acquisition of businesses and purchase accounting - Medical West Healthcare. - Asset and Liabilities acquired (Details) - Medical West Healthcare. - USD ($)	Sep. 30, 2021	Aug. 20, 2021
Acquisition of businesses and purchase accounting
Cash		$ 234,000
Accounts receivable		195,000
Inventory		382,000
Prepaid expenses and other current assets		10,000
Property and equipment		1,121,000
Goodwill		758,000
Deposits		2,000
Accounts payable		(309,000)
Accrued liabilities		(107,000)
Deferred tax liability		(11,000)
Deferred revenue		(16,000)
Equipment loans		(1,063,000)
Net assets acquired		2,366,000
Cash transferred	$ 439,000	1,927,000
Total consideration transferred, acquisition-date fair value		2,366,000
Goodwill deductible for tax purposes		0
Non-compete agreements
Acquisition of businesses and purchase accounting
Intangible asset		20,000
Brand
Acquisition of businesses and purchase accounting
Intangible asset		270,000
Customer relationships
Acquisition of businesses and purchase accounting
Intangible asset		$ 880,000